Expense Example - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - FidelitySAIInternationalSmallCapJapanStockIndexFunds-ComboPRO - Fidelity SAI Japan Stock Index Fund - Fidelity SAI Japan Stock Index Fund
Dec. 30, 2024 USD ($)
Expense Example:
1 year	$ 13
3 years	42
5 years	73
10 years	$ 166